PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFITS - Reconciliation of Defined Benefit Obligations and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Current service cost	$ 1,122	$ 1,198	$ 1,230
Interest cost (income)	1,182	1,317	1,213
Administration expenses	507	487	307
Funded status – deficit	29,298	30,832
Pension Plans
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Current service cost	1,076	1,176	1,208
Interest cost (income)	1,071	1,174	1,087
Actuarial gains from demographic assumptions	(1,052)	(1,131)	(1,332)
Actuarial losses (gains) from financial assumptions	3,989	1,901	(2,652)
Experience losses (gains)	2,077	1,383	15
Return on plan assets (excluding amounts included in net interest expense)	5,591	1,705	(1,458)
Administration expenses	507	487	307
Funded status – deficit	26,146	27,965
Pension Plans | Defined benefit obligations
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset)	79,821	76,172
Additions through business acquisitions	0	57
Current service cost	1,076	1,176
Interest cost (income)	3,096	3,139
Benefits paid	(3,406)	(3,260)
Actuarial gains from demographic assumptions	(1,052)	(1,131)
Actuarial losses (gains) from financial assumptions	3,989	1,901
Experience losses (gains)	2,077	1,383
Foreign exchange rate adjustment	861	384
Net defined benefit liability (asset)	86,462	79,821	76,172
Pension Plans | Fair value of plan assets
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset)	(51,856)	(50,245)
Interest cost (income)	(2,025)	(1,965)
Benefits paid	3,406	3,260
Foreign exchange rate adjustment	(801)	(331)
Return on plan assets (excluding amounts included in net interest expense)	5,591	1,705
Contributions by the employer	3,956	1,357
Administration expenses	(507)	(487)
Net defined benefit liability (asset)	(60,316)	(51,856)	(50,245)
Other Plans
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Current service cost	46	22	22
Interest cost (income)	111	143	126
Actuarial gains from demographic assumptions	(565)	(21)	(30)
Actuarial losses (gains) from financial assumptions	133	141	(31)
Experience losses (gains)	707	(835)	22
Return on plan assets (excluding amounts included in net interest expense)	0	0	0
Administration expenses	0	0	0
Funded status – deficit	3,152	2,867
Other Plans | Defined benefit obligations
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset)	2,867	3,365
Additions through business acquisitions	0	0
Current service cost	46	22
Interest cost (income)	111	143
Benefits paid	(246)	(14)
Actuarial gains from demographic assumptions	(565)	(21)
Actuarial losses (gains) from financial assumptions	133	141
Experience losses (gains)	707	(835)
Foreign exchange rate adjustment	99	66
Net defined benefit liability (asset)	3,152	2,867	3,365
Other Plans | Fair value of plan assets
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset)	0	0
Interest cost (income)	0	0
Benefits paid	0	0
Foreign exchange rate adjustment	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Contributions by the employer	0	0
Administration expenses	0	0
Net defined benefit liability (asset)	$ 0	$ 0	$ 0